RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2015 and 2014.

A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:

	2015	2014
	(In thousands)
Balance at beginning of year	$216	$351
New loans and advances	—	—
Repayments	(26)	(135)
Balance at end of year	$190	$216

Deposits held by us for directors and executive officers totaled $1.3 million and $1.0 million at December 31, 2015 and 2014, respectively.